Activities of Orange Bank	6 Months Ended
Jun. 30, 2020
Banking activities [abstract]
Activities of Orange Bank

Note 11    Activities of Orange Bank

11.1    Financial assets and liabilities of Orange Bank

The financial statements of Orange Bank were put into the format of Orange group's consolidated financial statements and therefore differ from a presentation that complies with the banking format.

In order to improve the readability of financial statements and to be able to distinguish the performance of telecom activities from the performance of Orange Bank, the notes related to financial assets and liabilities as well as the financial income or expenses are split to respect these two business areas.

Thus, Note 9 details the financial assets, liabilities and related gains and losses specific to telecom activities and Note 11 concerns the activities of Orange Bank.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Orange Bank are not eliminated) with the consolidated statement of financial position as of June 30, 2020.

(in millions of euros)	Orange	O/w telecom	Note	O/w Orange	Note	O/w eliminations
	consolidated	activities		Bank		telecom
	financial					activities / bank
	statements
Non-current financial assets related to Orange Bank activities	1,380	—		1,380	11.1.1	—
Non-current financial assets	1,274	1,301	9.6	—		(27)	(1)
Non-current derivatives assets	881	881	9.4	—		—
Current financial assets related to Orange Bank activities	1,977	—		1,981	11.1.1	(4)
Current financial assets	4,375	4,376	9.6	—		(1)
Current derivatives assets	41	41	9.4	—		—
Cash and cash equivalents	6,364	6,031	9.4	333		—

Non-current financial liabilities related to Orange Bank activities	—	—		27	11.1.2	(27)	(1)
Non-current financial liabilities	32,744	32,744	9.4	—		—
Non-current derivatives liabilities	672	594	9.4	78		—
Current financial liabilities related to Orange Bank liabilities	3,234	—		3,235	11.1.2	(1)
Current financial liabilities	4,489	4,493	9.4	—		(4)
Current derivatives liabilities	54	54	9.4	—		—

(1)	Loan granted by Orange SA to Orange Bank.

11.1.1 Financial assets related to Orange Bank activities

(in millions of euros)	June 30, 2020			December 31, 2019
	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	2	—	2	2
Investments securities	2	—	2	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	645	5	650	656
Debt securities	645	5	650	656
Financial assets at fair value through profit or loss	99	—	99	179
Investments at fair value	—	—	—	79
Cash collateral paid	76	—	76	76
Others	22	—	22	25
Financial assets at amortized cost	635	1,976	2,611	3,519
Fixed-income securities	635	6	641	506
Loans and receivables to customers	—	1,857	1,857	1,937
Loans and receivables to credit institutions	—	109	109	1,073
Others	—	4	4	3
Total financial assets related to Orange Bank activities	1,380	1,981	3,361	4,357

Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss

(in millions of euros)	June 30, 2020	December 31, 2019
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	656	925
Acquisitions	110	165
Repayments and disposals	(114)	(442)
Changes in fair value	(2)	9
Other items	(1)	(1)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	650	656

Loans and receivables related to Orange Bank

In the context of adapting Orange Bank's accounts into the Group's financial statements, clearing accounts and other amounts due, as well as amounts related to securities transactions on behalf of customers have been considered as loans and receivables from customers.

As of June 30, 2020, loans and receivables of Orange Bank to customers are mainly composed of overdrafts (for 849 million euros) and housing loans (for 858 million euros).

Orange Bank's loans and receivables from credit institutions are mainly composed of current assets corresponding to overnight deposits and loans.

11.1.2 Financial debts related to Orange Bank operations

Debts related to Orange Bank operations are composed of payables and debts with customers for 2,150 million euros, with financial institutions for 617 million euros as well as by certificates of deposits for 467 million euros.

As of June 30, 2020, debts related to Orange Bank operations with customers are mainly composed of current accounts for 1,273 million euros and passbooks and special savings accounts for 876 million euros.

Debts related to Orange Bank operations with financial institutions are mainly composed of term borrowings and advances.

11.2    Information on credit risk management

As of June 30, 2020, the health crisis constitutes a new risk factor that we have taken into account in the management and assessment of credit risk.

The parameters used for the assessment of credit risk have been updated on the basis of forward-looking information required by IFRS 9 (forecasts of French GDP for the years 2020 and 2021). The impacts recognized in the income statement are presented in Note 6.1.